EXPLORATION AND EVALUATION ASSETS (Narrative) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statements [Line Items]
Intangible exploration and evaluation expenditures	$ 602,250	$ 150,000
Gold price used in valuation analysis				$ 15
Impairment of exploration and evaluation assets		$ 0	$ 0	$ 2,300,000
Randgold Resources (DRC) Limited [Member]
Statements [Line Items]
Proportion of ownership interest in joint venture (Ngayu project)	65.00%
Loncor Resources Congo SARL [Member]
Statements [Line Items]
Proportion of ownership interest in joint venture (Ngayu project)	35.00%